As filed with the Securities and Exchange Commission on December 14, 2006
                                                  Commission File Nos. 333-70472
                                                                       811-08664

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                [ ]

Post-Effective Amendment No. 31            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 102                          |X|

                                 --------------
                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                           (Exact Name of Registrant)
                                 --------------

                     JACKSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on December 22, 2006, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

_X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 31, is to designate a new effective date of the Post-Effective Amendment No. 30, which was filed on November 14, 2006 (Accession No. 0000927730-06-000268). Parts A, B and C of Post-Effective Amendment No. 30 are unchanged and hereby incorporated by reference.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 14th day of December, 2006.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company


By: THOMAS J. MEYER
    -------------------
     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

Jackson National Life Insurance Company
(Depositor)


By: THOMAS J. MEYER
    -------------------
     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

         As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER*                                            December 14, 2006
-------------------                                         ------------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

THOMAS J. MEYER*                                            December 14, 2006
-------------------                                         ------------------
Michael A. Wells, Director

THOMAS J. MEYER*                                            December 14, 2006
-------------------                                         ------------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

THOMAS J. MEYER*                                            December 14, 2006
-------------------                                         ------------------
Robert A. Fritts, Senior Vice President
and Controller

THOMAS J. MEYER*                                            December 14, 2006
-------------------                                         ------------------
James R. Sopha, Executive Vice President and Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact, pursuant to Power of Attorney executed on March 27, 2006